Accounts receivables, net - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accounts Notes And Loans Receivable [Line Items]
Bills receivable	$ 154,891	$ 147,440
short-term Notes Receivables
Accounts Notes And Loans Receivable [Line Items]
Bills receivable	$ 852
short-term Notes Receivables | Minimum [Member]
Accounts Notes And Loans Receivable [Line Items]
Bills receivable maturity period	5 months
short-term Notes Receivables | Maximum
Accounts Notes And Loans Receivable [Line Items]
Bills receivable maturity period	6 months